Finance and Other Receivables (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,738.2	$ 3,114.8
Direct financing leases	2,489.3	2,187.8
Sales-type finance leases	916.8	795.8
Dealer wholesale financing	1,541.0	1,517.1
Operating lease and other trade receivables	112.0	111.0
Unearned interest: Finance leases	(369.0)	(327.8)
Loans and Leases Receivable, Net of Deferred Income, Total	8,428.3	7,398.7
Less allowance for losses	(130.0)	(139.0)	(145.0)	(167.6)
Finance and other receivables, net	8,298.3	7,259.7
Loans,and leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	(112.6)	(118.5)
Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	(11.8)	(11.7)	(7.5)	(10.5)
Operating lease and other trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	$ (5.6)	$ (8.8)